7. LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Lease liabilities [abstract]
Schedule of lease liabilities

	For the six-month period ended June 30, 2021 $	For the year ended December 31, 2020 $
Opening balance	1,076	609
New liabilities and modifications of leases	1,617	955
Principal repayment	(205)	(488)
Ending balance	2,488	1,076
Current portion	380	295
Non-current portion	2,108	781